Income taxes (Details) (CNY) In Thousands, unless otherwise specified	12 Months Ended											0 Months Ended	12 Months Ended		12 Months Ended					36 Months Ended				36 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2013 Hong Kong SAR	Dec. 31, 2013 United States	Dec. 31, 2013 United States California	Dec. 31, 2013 Luxemburg	Dec. 31, 2013 Germany	Mar. 16, 2007 Foreign-owned operating subsidiaries People's Republic of China	Dec. 31, 2007 Foreign-owned operating subsidiaries People's Republic of China	Dec. 31, 2012 JA Hebei	Dec. 31, 2010 JA Hebei People's Republic of China	Dec. 31, 2009 JA Hebei People's Republic of China	Dec. 31, 2008 JA Hebei People's Republic of China	Dec. 31, 2007 JA Hebei People's Republic of China	Dec. 31, 2006 JA Hebei People's Republic of China	Dec. 31, 2012 JA Hebei People's Republic of China	Dec. 31, 2015 JA Hebei People's Republic of China Subsequent tax period	Dec. 31, 2013 JA Yangzhou People's Republic of China	Dec. 31, 2012 JA Yangzhou People's Republic of China	Dec. 31, 2013 JA Lianyungang People's Republic of China	Dec. 31, 2013 JA Fengxian People's Republic of China	Dec. 31, 2014 JA Wafer R&D People's Republic of China Subsequent tax period
Income taxes
Foreign state income tax rate (as a percent)													30.00%
Foreign local income tax rate (as a percent)													3.00%
Tax exemption period following first profit-making year													2 years					2 years	2 years
Reduction of FEIT for 3 years following exemption period (as a percent)													50.00%		50.00%	50.00%	50.00%
Reduction of FEIT by 50% following exemption period													3 years
Tax reduction, required operational period more than													10 years
Preferential income tax rate as an ANTE	15.00%	15.00%	15.00%																	15.00%	15.00%	15.00%		15.00%	15.00%	15.00%
Preferential income tax rate, renewal period	3 years
Withholding tax rate maximum on distribution of profits of FIEs (as a percent)	10.00%	10.00%	10.00%	10.00%	10.00%	10.00%
Dividend declared														107,804									210,637
Withholding tax on appropriation of dividend for reinvestment purpose (as a percent)		10.00%
Withholding tax paid and recorded as income tax expenses		21,064
Cumulative undistributed earnings of the Company's PRC subsidiaries intended to be permanently reinvested	2,478,536	2,495,613
Amount of the unrecognized deferred tax liability on the permanently reinvested earnings	247,854	249,561
Uniform tax rate (as a percent)	(25.00%)	(25.00%)	(25.00%)									25.00%
Uniform tax rate (as a percent)							16.50%	35.00%		29.22%	15.00%
Effective income tax rate (as a percent)											29.55%
State income tax rate (as a percent)									8.84%
Solidarity surcharge tax rate (as a percent)											5.50%
Trade income tax rate (as a percent)											13.72%
Tax benefit/(expense):
Current tax	(13,462)	(101,975)	(63,410)
Deferred tax	28,489	1,350	5,587
Total	15,027	(100,625)	(57,823)				0
Temporary differences:
Pre-operating expenses	92	303
Amortization of intangible assets	1,232	2,054
Accrued warranty costs	28,510	19,294
Accrued expenses	23,746	23,074
Net loss carried forward	395,477	293,861
Depreciation of property, plant and equipment	86,997	92,235
Inventory write-down and idle capacity charges	13,322	22,367
Allowance for doubtful accounts	69,199	59,979
Allowance for advance to suppliers	10,397	31,199
Impairment loss on property, plant and equipment	156,483	120,357
Loss for equity investment in a joint venture	4,967	6,795
Others	47,361	24,607
Deferred tax assets	837,783	696,125
Temporary differences:
Capitalized interest	(31,983)	(25,614)
Deferred tax liabilities	(31,983)	(25,614)
Less: valuation allowance	(683,341)	(576,541)
Deferred tax assets-net	122,459	93,970
Deferred tax assets are analyzed as:
Current	64,409	20,031
Non-Current	90,033	99,553
Total	154,442	119,584
Deferred tax liability are analyzed as:
Current	0
Non-Current	(31,983)	(25,614)
Deferred tax liabilities	(31,983)	(25,614)
Deferred tax assets-net	122,459	93,970